Exhibit 99.1

Hyundai Auto Receivables Trust 2015-C
Monthly Servicing Report

Collection Period	October 2017
Distribution Date	11/15/17
Transaction Month	26
30/360 Days	30
Actual/360 Days	30

I. ORIGINAL DEAL PARAMETERS

Cut off Date:	August 14, 2015
Closing Date:	September 16, 2015

		Dollars	Units	WAC	WARM
Original Pool Balance:		$1,061,790,025.14	57,449	3.31%	58.28
Original Adj. Pool Balance:		$1,020,665,769.69

		Amount	% of Pool	Note Rate		Final Payment Date
Class A-1 Notes	Fixed	$211,000,000.00	19.872%	0.39000%		September 15, 2016
Class A-2-A Notes	Fixed	$250,000,000.00	23.545%	0.99000%		November 15, 2018
Class A-2-B Notes	Floating	$145,000,000.00	13.656%	LIBOR + 0.37%		November 15, 2018
Class A-3 Notes	Fixed	$255,000,000.00	24.016%	1.46000%		February 18, 2020
Class A-4 Notes	Fixed	$83,630,000.00	7.876%	1.78000%		November 15, 2021
Class B Notes	Fixed	$18,370,000.00	1.730%	2.15000%		November 15, 2021
Class C Notes	Fixed	$27,560,000.00	2.596%	2.55000%		November 15, 2021
Class D Notes	Fixed	$22,450,000.00	2.114%	3.15000%		June 15, 2022
Total Securities		$1,013,010,000.00	95.406%

Overcollateralization		$7,655,769.69	0.721%
YSOA		$41,124,255.45	3.873%
Total Original Pool Balance		$1,061,790,025.14	100.00%

II. POOL BALANCE AND PORTFOLIO INFORMATION

	Beginning of Period		Ending of Period		Change
	Balance	Note Factor	Balance	Note Factor
Class A-1 Notes	$-	-	$-	-	$-
Class A-2-A Notes	$-	-	$-	-	$-
Class A-2-B Notes	$-	-	$-	-	$-
Class A-3 Notes	$226,345,029.41	0.8876276	$208,028,855.64	0.8157994	$18,316,173.77
Class A-4 Notes	$83,630,000.00	1.0000000	$83,630,000.00	1.0000000	$-
Class B Notes	$18,370,000.00	1.0000000	$18,370,000.00	1.0000000	$-
Class C Notes	$27,560,000.00	1.0000000	$27,560,000.00	1.0000000	$-
Class D Notes	$22,450,000.00	1.0000000	$22,450,000.00	1.0000000	$-
Total Securities	$378,355,029.41	0.3734958	$360,038,855.64	0.3554149	$18,316,173.77

Weighted Avg. Coupon (WAC)	3.13%		3.12%
Weighted Avg. Remaining Maturity (WARM)	34.45		33.56
Pool Receivables Balance	$407,208,265.43		$388,115,543.83
Remaining Number of Receivables	38,240		37,545

Adjusted Pool Balance	$393,665,015.96		$375,348,842.19

III. COLLECTIONS

Principal:
Principal Collections	$18,425,618.63
Repurchased Contract Proceeds Related to Principal	$-
Recoveries/Liquidation Proceeds	$438,702.08
Total Principal Collections	$18,864,320.71

Interest:
Interest Collections	$1,039,001.24
Late Fees & Other Charges	$41,915.16
Interest on Repurchase Principal	$-
Total Interest Collections	$1,080,916.40

Collection Account Interest	$12,568.21
Reserve Account Interest	$1,907.76
Servicer Advances	$-

Total Collections	$19,959,713.08

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Hyundai Auto Receivables Trust 2015-C
Monthly Servicing Report

Collection Period	October 2017
Distribution Date	11/15/17
Transaction Month	26
30/360 Days	30
Actual/360 Days	30

IV. DISTRIBUTIONS

Total Collections	$19,959,713.08
Reserve Account Release	$-
Reserve Account Draw	$-
Total Available for Distribution	$19,959,713.08

			Amount Due	Interest Pymt Due but unpaid from prior periods	Amount Paid
1.	Servicing Fee @1.00%:
	Servicing Fee Due	1.00%	$339,340.22	$-	$339,340.22	339,340.22
	Collection Account Interest					$12,568.21
	Late Fees & Other Charges					$41,915.16
Total due to Servicer						$393,823.59

2.	Class A Noteholders Interest:
	Class A-1 Notes		$-		$-
	Class A-2-A Notes		$-		$-
	Class A-2-B Notes		$-		$-
	Class A-3 Notes		$275,386.45		$275,386.45
	Class A-4 Notes		$124,051.17		$124,051.17

	Total Class A interest:		$399,437.62		$399,437.62	399,437.62

3.	First Priority Principal Distribution:		$-		$-	0.00

4.	Class B Noteholders Interest:		$32,912.92		$32,912.92	32,912.92

5.	Second Priority Principal Distribution:		$-		$-	0.00

6.	Class C Noteholders Interest:		$58,565.00		$58,565.00	58,565.00

7.	Third Priority Principal Distribution:		$-		$-	0.00

8.	Class D Noteholders Interest:		$58,931.25		$58,931.25	58,931.25

	Available Funds Remaining:					$19,016,042.70

9.	Regular Principal Distribution Amount:					18,316,173.77

			Distributable Amount		Paid Amount
	Class A-1 Notes				$-
	Class A-2-A Notes				$-
	Class A-2-B Notes				$-
	Class A-3 Notes				$18,316,173.77
	Class A-4 Notes				$-
	Class A Notes Total:		$18,316,173.77		$18,316,173.77
	Class B Notes Total:		$-		$-
	Class C Notes Total:		$-		$-
	Class D Notes Total:		$-		$-
	Total Noteholders Principal		$18,316,173.77		$18,316,173.77

10.	Required Deposit to Reserve Account					0.00

11.	Trustee Expenses					0.00

12.	Remaining Available Collections Released to Certificateholder					699,868.93

V. YIELD SUPPLEMENT OVERCOLLATERALIZATION AMOUNT (YSOA)

Beginning Period Required Amount	$13,543,249.47
Beginning Period Amount	$13,543,249.47
Current Period Amortization	$776,547.83
Ending Period Required Amount	$12,766,701.64
Ending Period Amount	$12,766,701.64
Next Distribution Date Required Amount	$12,013,989.56

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Hyundai Auto Receivables Trust 2015-C
Monthly Servicing Report

Collection Period	October 2017
Distribution Date	11/15/17
Transaction Month	26
30/360 Days	30
Actual/360 Days	30

VI. RESERVE ACCOUNT

Reserve Percentage of Initial Adjusted Pool Balance	0.25%
Beginning Period Required Amount	$2,551,664.42
Beginning Period Amount	$2,551,664.42
Current Period Release to Collection Account	$-
Current Period Deposit	$-
Current Period Release to Depositor	$-
Ending Period Required Amount (0.25% of APB of cut-off date)	$2,551,664.42
Ending Period Amount	$2,551,664.42

VII. OVERCOLLATERALIZATION

Overcollateralization Target	1.50%
Overcollateralization Floor	1.50%

	Beginning	Ending	Target
Overcollateralization Amount	$15,309,986.55	$15,309,986.55	$15,309,986.55
Overcollateralization as a % of Original Adjusted Pool	1.50%	1.50%	1.50%
Overcollateralization as a % of Current Adjusted Pool	3.89%	4.08%	4.08%

VIII. DELINQUENCY AND NET LOSS ACTIVITY

Delinquent Receivables	Units Percent	Units	Dollars Percent	Amount
Current	98.47%	36,972	98.13%	$380,847,312.10
30 - 60 Days	1.14%	427	1.34%	$5,217,051.14
61 - 90 Days	0.33%	125	0.44%	$1,690,373.17
91-120 Days	0.06%	21	0.09%	$360,807.42
121 + Days	0.00%	0	0.00%	$-
Total		37,545		$388,115,543.83

Delinquent Receivables 30+ Days Past Due
Current Period	1.53%	573	1.87%	$7,268,231.73
1st Preceding Collection Period	1.42%	542	1.76%	$7,150,061.19
2nd Preceding Collection Period	1.37%	532	1.69%	$7,221,242.20
3rd Preceding Collection Period	1.36%	541	1.62%	$7,261,568.92
Four-Month Average	1.42%		1.74%

Repossession in Current Period		31		$447,175.70
Repossession Inventory		73		$377,457.88

Current Charge-Offs
Gross Principal of Charge-Offs				$667,102.97
Recoveries				$(438,702.08)
Net Loss				$228,400.89

Ratio of Current Net Loss to Beginning Pool Balance (annualized)				0.67%

Average Pool Balance for Current Period				$397,661,904.63

Ratio of Current Net Loss to Average Pool Balance (annualized)
Current Period				0.69%
1st Preceding Collection Period				0.63%
2nd Preceding Collection Period				0.39%
3rd Preceding Collection Period				1.54%
Four-Month Average				0.81%
Cumulative Charge-Offs		Change in units from prior period	Cumulative Units	Cumulative Amount
Gross Principal of Charge-Offs		62	1,667	$22,471,580.94
Recoveries		60	1,423	$(11,797,209.25)
Net Loss				$10,674,371.69
Cumulative Net Loss as a % of Initial Pool Balance				1.01%

Net Loss for Receivables that have experienced a Net Loss *		43	1,246	$10,698,992.03
Average Net Loss for Receivables that have experienced a Net Loss				$8,586.67

Principal Balance of Extensions				$2,893,034.98
Number of Extensions				199

* Excludes receivables with recovered amounts equal to or in excess of principal charge-offs due to the recovery of assessments, such as interest and fees.

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